CONTINGENT LIABILITIES (Commitments) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONTINGENT LIABILITIES [Abstract]
Minimum future rentals under operating leases - 2016		$ 1.6
Minimum future rentals under operating leases - 2017		1.2
Minimum future rentals under operating leases - 2018		1.0
Minimum future rentals under operating leases - 2019		0.9
Minimum future rentals under operating leases - 2020		0.4
Leasing fees		2.5	$ 2.5	$ 2.5
Term of Frame Product and Service Purchase Agreement	10 years
Term of any renewal period for Frame Product and Service Purchase Agreement	12 months
Aggregate amount obligated to purchase from Telematics		19.5
Amount obligated to purchase from Telematics - 2016		7.0
Amount obligated to purchase from Telematics - 2017		6.5
Amount obligated to purchase from Telematics - 2018		$ 6.0